Inventories	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Inventories
7.	Inventories

The components of inventories as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Raw materials	21,581	22,968
Work in progress	13,885	14,427
Finished goods	59,351	58,271
Supplies	3,222	3,135

Total	98,039	98,801

The amounts of inventories recognized as expense and included in “Cost of goods sold” were 542,319 million yen, 608,280 million yen and 624,878 million yen for the years ended March 31, 2017, 2018 and 2019, respectively.

In addition, the amounts of write-down of inventories recognized as expenses and included in “Cost of goods sold” were 4,867 million yen, 5,710 million yen and 5,471 million yen for the years ended March 31, 2017, 2018 and 2019, respectively.